Employee Benefit Plans (Summary Of Allocation Of Pension Plan Assets) (Details)	Sep. 30, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	100.00%	100.00%
Non U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	63.00%	63.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	33.00%	34.00%
Fixed Income Securities [Member] | Non U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	19.00%	19.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	4.00%	3.00%
Other [Member] | Non U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets, Target Allocation	81.00%	81.00%